UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

Common Stocks 99.1% ^

	Shares	Value ($)
Consumer Discretionary 20.2%
Auto Components 4.2%
Aisan Industry Co. Ltd.	11,100	99,778
Aisin Seiki Co. Ltd.	28,900	1,021,801
Bridgestone Corp.	85,100	1,643,115
Denso Corp.	62,300	2,148,220
EXEDY Corp.	6,600	214,090
HI-LEX Corp.	12,300	199,202
Koito Manufacturing Co. Ltd.	49,000	766,278
Musashi Seimitsu Industry Co. Ltd.	7,600	188,991
Nifco, Inc.	6,800	184,225
Piolax, Inc.	4,400	95,637
Press Kogyo Co. Ltd.*	41,000	196,763
Stanley Electric Co. Ltd.	8,300	154,878
Sumitomo Rubber Industries Ltd.	76,100	794,701
Takata Corp.	6,700	198,020

		7,905,699

Automobiles 6.0%
Daihatsu Motor Co. Ltd.	27,000	413,972
Honda Motor Co. Ltd.	124,000	4,900,930
Isuzu Motors Ltd.	270,000	1,225,865
Nissan Motor Co. Ltd.	43,300	411,818
Suzuki Motor Corp.	36,100	888,302
Toyota Motor Corp.	92,100	3,626,827

		11,467,714

Diversified Consumer Services 0.1%
Best Bridal, Inc.	201	190,605

Hotels, Restaurants & Leisure 0.7%
Amiyaki Tei Co. Ltd.	31	97,657
Oriental Land Co. Ltd.	11,700	1,083,437
Saint Marc Holdings Co. Ltd.	2,100	87,274

		1,268,368

	Shares	Value ($)
Household Durables 3.4%
Hajime Construction Co. Ltd.	4,500	154,459
Haseko Corp.*	162,000	143,506
LEC, Inc.	12,300	221,472
Meiwa Estate Co. Ltd.*	24,800	197,202
Mitsui Home Co. Ltd.	16,000	84,731
Panasonic Corp.	13,900	196,215
Rinnai Corp.	20,600	1,258,081
Sharp Corp.	13,000	133,883
Sony Corp.	114,500	4,123,594

		6,513,143

Internet and Catalog Retail 1.3%
ASKUL Corp.	17,200	358,087
Rakuten, Inc.	2,554	2,138,887

		2,496,974

Leisure Equipment and Products 0.4%
Namco Bandai Holdings, Inc.	18,900	202,967
Shimano, Inc.	9,800	498,233

		701,200

Media 0.2%
Fuji Media Holdings, Inc.	132	208,650
SKY Perfect JSAT Holdings, Inc.	379	146,525

		355,175

Multiline Retail 1.5%
Don Quijote Co. Ltd.	7,200	219,242
Isetan Mitsukoshi Holdings Ltd.	104,600	1,215,129
Marui Group Co. Ltd.	23,400	190,754
Matsuya Co. Ltd.*	19,800	140,880
Parco Co. Ltd.	22,800	206,844
Ryohin Keikaku Co. Ltd.	19,500	807,849

		2,780,698

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Specialty Retail 2.1%
AOYAMA Trading Co. Ltd.	9,100	164,281
Arc Land Sakamoto Co. Ltd.	17,100	209,503
Asahi Co. Ltd.	5,300	71,777
Bookoff Corp.	46,000	374,958
DCM Holdings Co. Ltd.	21,900	138,035
Fast Retailing Co. Ltd.	600	95,446
Komeri Co. Ltd.	11,900	273,211
Nitori Holdings Co. Ltd.	12,100	1,058,080
Point, Inc.	2,070	90,998
Shimachu Co. Ltd.	7,600	177,939
Shimamura Co. Ltd.	5,000	463,524
Xebio Co. Ltd.	38,000	821,916

		3,939,668

Textiles, Apparel and Luxury Goods 0.3%
ASICS Corp.	16,000	205,542
Nisshinbo Holdings, Inc.	15,000	164,258
Sanyo Shokai Ltd.	37,000	144,863

		514,663

Total Consumer Discretionary		38,133,907

Consumer Staples 5.4%
Beverages 0.2%
Kirin Holdings Co. Ltd.	27,000	378,511

Food and Staples Retailing 2.1%
Arcs Co. Ltd.	16,900	262,750
CREATE SD HOLDINGS Co. Ltd.	8,000	176,405
GROWELL Holdings Co. Ltd.	7,800	199,604
Maxvalu Tokai Co. Ltd.	13,300	180,173
Okuwa Co. Ltd.	20,000	209,105
S Foods, Inc.	15,000	128,550
Seven & I Holdings Co. Ltd.	90,300	2,411,855

	Shares	Value ($)
Sundrug Co. Ltd.	6,000	174,927
Yaoko Co. Ltd.	5,200	158,719

		3,902,088

Food Products 1.6%
Ajinomoto Co., Inc.	195,000	2,030,976
Fuji Oil Co. Ltd.	22,200	324,163
Marudai Food Co. Ltd.	30,000	97,909
Nisshin Oillio Group Ltd.	59,000	299,242
Warabeya Nichiyo Co. Ltd.	15,400	200,808
Yamazaki Baking Co. Ltd.	6,000	72,316

		3,025,414

Household Products 1.4%
Unicharm Corp.	66,600	2,645,570

Personal Products 0.1%
Dr Ci:Labo Co. Ltd.	72	280,107

Total Consumer Staples		10,231,690

Energy 1.0%
Energy Equipment and Services 0.1%
Modec, Inc.	18,000	319,167

Oil, Gas and Consumable Fuels 0.9%
INPEX Corp.	22	128,686
Itochu Enex Co. Ltd.	28,600	154,881
Japan Petroleum Exploration Co.	3,200	121,673
JX Holdings, Inc.	184,800	1,251,486

		1,656,726

Total Energy		1,975,893

Financials 10.1%
Capital Markets 0.3%
Monex Group, Inc.	1,688	498,481
Tokai Tokyo Financial Holdings	21,000	79,586

		578,067

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Commercial Banks 3.7%
Bank of Kyoto Ltd.	43,000	407,568
Bank of Yokohama Ltd.	195,000	1,010,378
Chiba Bank Ltd.	124,000	805,718
Joyo Bank Ltd.	33,000	145,016
Keiyo Bank Ltd.	55,000	272,149
Mitsubishi UFJ Financial Group, Inc.	371,500	2,007,274
Musashino Bank Ltd.	7,200	218,030
Shizuoka Bank Ltd.	17,000	156,814
Sumitomo Mitsui Financial Group, Inc.	45,300	1,612,453
Sumitomo Trust & Banking Co. Ltd.	28,000	176,462
Suruga Bank Ltd.	21,000	195,431

		7,007,293

Consumer Finance 0.5%
Aeon Credit Service Co. Ltd.	62,600	884,623

Diversified Financial Services 1.7%
Fuyo General Lease Co. Ltd.	4,200	137,417
Japan Securities Finance Co. Ltd.	24,900	182,609
ORIX Corp.	27,590	2,712,516
Osaka Securities Exchange Co. Ltd.	45	226,884

		3,259,426

Insurance 2.0%
MS&AD Insurance Group Holdings, Inc.	33,000	826,567
NKSJ Holdings, Inc.*	23,000	169,220
Sony Financial Holdings, Inc.	223	901,612
T&D Holdings, Inc.	15,350	388,860
Tokio Marine Holdings, Inc.	52,900	1,580,043

		3,866,302

	Shares	Value ($)
Real Estate Management and Development 1.9%
Daibiru Corp.	17,400	143,108
Sumitomo Realty & Development Co. Ltd.	100,000	2,385,756
Tokyo Tatemono Co. Ltd.	42,000	194,313
Tokyu Land Corp.	156,000	783,120

		3,506,297

Total Financials		19,102,008

Health Care 4.2%
Health Care Equipment and Supplies 1.8%
Asahi Intecc Co. Ltd.	13,800	246,039
Nihon Kohden Corp.	12,700	273,463
Nipro Corp.	4,600	92,025
Olympus Corp.	42,400	1,282,121
Terumo Corp.	26,800	1,506,948

		3,400,596

Health Care Providers and Services 0.3%
As One Corp.	8,400	172,901
Ship Healthcare Holdings, Inc.	28,300	371,002

		543,903

Health Care Technology 0.1%
So-net M3, Inc.	26	130,597

Pharmaceuticals 2.0%
Astellas Pharma, Inc.	47,500	1,809,467
Chugai Pharmaceutical Co. Ltd.	34,000	623,565
Daiichi Sankyo Co. Ltd.	7,200	157,517
Kaken Pharmaceutical Co. Ltd.	23,000	279,255
Kyowa Hakko Kirin Co. Ltd.	57,000	586,493
Taisho Pharmaceutical Co. Ltd.	10,000	218,794
Torii Pharmaceutical Co. Ltd.	11,400	246,609

		3,921,700

Total Health Care		7,996,796

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Industrials 25.6%
Air Freight and Logistics 0.8%
Kintetsu World Express, Inc.	11,100	317,321
Yamato Holdings Co. Ltd.	85,700	1,218,980

		1,536,301

Building Products 1.9%
Asahi Glass Co. Ltd.	15,000	175,124
Bunka Shutter Co. Ltd.	73,000	192,314
Daikin Industries Ltd.	47,500	1,683,156
JS Group Corp.	18,300	402,588
Nippon Sheet Glass Co. Ltd.	61,000	164,500
Sanwa Holdings Corp.	112,000	354,363
Takasago Thermal Engineering Co. Ltd.	22,000	184,116
TOTO Ltd.	55,000	398,614

		3,554,775

Commercial Services and Supplies 0.9%
Aeon Delight Co. Ltd.	7,300	143,712
Daiseki Co. Ltd.	12,000	250,263
Moshi Moshi Hotline, Inc.	16,550	433,890
Park24 Co. Ltd.	8,800	94,183
Secom Co. Ltd.	8,000	378,581
Sohgo Security Services Co. Ltd.	35,100	415,669

		1,716,298

Construction and Engineering 0.3%
Chugai Ro Co. Ltd.	25,000	92,007
Kinden Corp.	17,000	156,967
MIRAIT Holdings Corp.*	18,900	133,098
Taihei Dengyo Kaisha Ltd.	15,000	122,803

		504,875

Electrical Equipment 4.2%
Mabuchi Motor Co. Ltd.	16,000	824,043
Mitsubishi Electric Corp.	313,000	3,281,701
Nidec Corp.	13,800	1,391,520
SEC Carbon Ltd.	15,000	83,110

	Shares	Value ($)
Sumitomo Electric Industries Ltd.	174,600	2,423,290

		8,003,664

Machinery 8.6%
Daifuku Co. Ltd.	27,000	189,016
FANUC Ltd.	26,900	4,126,626
Glory Ltd.	24,000	590,720
Hino Motors Ltd.	77,000	416,797
Hitachi Zosen Corp.	269,500	408,091
Japan Steel Works Ltd.	41,000	427,487
Kawasaki Heavy Industries Ltd.	423,000	1,421,100
Komatsu Ltd.	95,900	2,898,964
Kubota Corp.	195,000	1,845,084
Makita Corp.	32,100	1,312,365
Max Co. Ltd.	11,000	130,102
Minebea Co. Ltd.	35,000	220,444
Mitsubishi Heavy Industries Ltd.	104,000	390,425
Nabtesco Corp.	17,800	379,391
Namura Shipbuilding Co. Ltd.	13,400	65,482
NGK Insulators Ltd.	8,000	130,412
Nitta Corp.	7,500	147,515
NSK Ltd.	23,000	207,670
Oiles Corp.	31,600	584,976
ShinMaywa Industries Ltd.	22,000	95,043
Tsubakimoto Chain Co.	40,000	213,276
Tsukishima Kikai Co. Ltd.	15,000	111,344

		16,312,330

Marine 0.4%
Nippon Yusen K.K.	176,000	779,790

Road and Rail 2.4%
East Japan Railway Co.	50,500	3,282,841
Fukuyama Transporting Co. Ltd.	34,000	180,829
Hamakyorex Co. Ltd.	16,600	507,623

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Hitachi Transport System Ltd.	13,100	203,123
Nippon Express Co. Ltd.	48,000	216,184
Seino Holdings Co. Ltd.	23,000	157,982

		4,548,582

Trading Companies and Distributors 5.6%
Hanwa Co. Ltd.	49,000	225,546
ITOCHU Corp.	122,800	1,241,911
Marubeni Corp.	59,000	414,510
Mitsubishi Corp.	138,200	3,737,291
Mitsui & Co. Ltd.	220,800	3,642,977
Nishio Rent All Co. Ltd.	17,100	115,206
Sumitomo Corp.	41,200	582,439
Toshin Group Co. Ltd.	10,800	292,781
Trusco Nakayama Corp.	13,000	218,187

		10,470,848

Transportation Infrastructure 0.5%
Mitsubishi Logistics Corp.	31,000	412,673
Mitsui-Soko Co. Ltd.	40,000	166,912
Nissin Corp.	42,000	107,584
Sumitomo Warehouse Co. Ltd.	33,000	173,884

		861,053

Total Industrials		48,288,516

Information Technology 14.7%
Communications Equipment 0.2%
Hitachi Kokusai Electric, Inc.	25,000	248,301

Computers and Peripherals 1.9%
Fujitsu Ltd.	175,000	1,216,847
Melco Holdings, Inc.	9,300	325,155
NEC Corp.	274,000	822,732
Toshiba Corp.	225,000	1,224,710

		3,589,444

	Shares	Value ($)
Electronic Equipment and Instruments 4.1%
Canon Electronics, Inc.	8,200	231,784
Daishinku Corp.	51,000	257,933
FUJIFILM Holdings Corp.	32,800	1,184,904
Hakuto Co. Ltd.	13,700	138,452
Hamamatsu Photonics K.K.	14,500	529,693
Hitachi High -Technologies Corp.	35,200	819,373
Murata Manufacturing Co. Ltd.	17,100	1,197,381
Nichicon Corp.	16,500	233,283
Nihon Dempa Kogyo Co. Ltd.	12,100	230,131
Siix Corp.	17,200	202,549
TDK Corp.	23,400	1,626,279
Yamatake Corp.	6,700	158,750
Yaskawa Electric Corp.	89,000	840,881

		7,651,393

Electronic Equipment, Instruments & Components 3.3%
Alps Electric Co. Ltd.	16,000	185,405
Hitachi Ltd.	395,000	2,107,583
Keyence Corp.	11,900	3,440,382
Mitsumi Electric Co. Ltd.	8,400	154,340
Oki Electric Industry Co. Ltd.*	186,000	160,229
Taiyo Yuden Co. Ltd.	14,000	213,498

		6,261,437

Internet Software and Services 0.6%
Kakaku.com, Inc.	22	130,825
mixi, Inc.	35	190,486
Yahoo! Japan Corp.	2,220	860,877

		1,182,188

IT Services 0.7%
CAC Corp.	23,800	184,047
IT Holdings Corp.	28,300	376,826
Itochu Techno-Solutions Corp.	7,400	277,383

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Nihon Unisys Ltd.	52,300	418,484

		1,256,740

Office Electronics 0.8%
Brother Industries Ltd.	36,600	542,295
Canon, Inc.	19,900	1,020,167

		1,562,462

Semiconductors and Semiconductor Equipment 0.8%
Elpida Memory, Inc.*	13,400	155,750
Mimasu Semiconductor Industry Co. Ltd.	16,300	189,137
Rohm Co. Ltd.	2,300	150,119
Tokyo Electron Ltd.	15,500	979,916
ULVAC, Inc.	3,200	83,532

		1,558,454

Software 2.3%
DTS Corp.	16,800	208,248
Nintendo Co. Ltd.	10,600	3,109,861
OBIC Business Consultants Co. Ltd.	8,550	457,781
Square Enix Holdings Co. Ltd.	34,000	602,837

		4,378,727

Total Information Technology		27,689,146

Materials 11.9%
Chemicals 8.2%
ADEKA Corp.	31,200	344,865
Arakawa Chemical Industries Ltd.	15,800	164,327
Asahi Kasei Corp.	26,000	169,595
C Uyemura & Co. Ltd.	6,300	280,444
Daicel Chemical Industries Ltd.	113,000	824,708
Fuso Chemical Co. Ltd.	3,900	95,292

	Shares	Value ($)
Hitachi Chemical Co. Ltd.	19,800	409,573
JSR Corp.	50,700	944,891
Kaneka Corp.	30,000	207,867
Kuraray Co. Ltd.	139,300	1,995,259
LINTEC Corp.	7,600	201,270
Mitsubishi Gas Chemical Co., Inc.	295,000	2,094,732
Nippon Shokubai Co. Ltd.	60,000	620,369
Nissan Chemical Industries Ltd.	16,100	208,549
Nitto Denko Corp.	4,300	202,338
Sakai Chemical Industry Co. Ltd.	38,000	188,085
Shikoku Chemicals Corp.	32,000	192,273
Shin-Etsu Chemical Co. Ltd.	31,400	1,699,901
Showa Denko K.K.	353,000	794,712
Sumitomo Chemical Co. Ltd.	169,000	831,868
Taiyo Holdings Co. Ltd.	4,500	144,143
Taiyo Nippon Sanso Corp.	159,000	1,402,905
Tokai Carbon Co. Ltd.	28,000	173,979
Toray Industries, Inc.	43,000	256,693
Ube Industries Ltd.	367,000	1,101,702

		15,550,340

Construction Materials 0.1%
Sumitomo Osaka Cement Co. Ltd.	43,000	97,347

Containers and Packaging 0.1%
FP Corp.	3,900	216,075

Metals and Mining 3.0%
Chubu Steel Plate Co. Ltd.	33,300	185,782
Daido Steel Co. Ltd.	32,000	187,846
Dowa Holdings Co. Ltd.	120,000	786,741
Hitachi Metals Ltd.	30,000	360,021
JFE Holdings, Inc.	4,100	142,660
Kobe Steel Ltd.	166,000	420,741
Nippon Steel Corp.	42,000	150,915
Osaka Steel Co. Ltd.	29,200	519,312
Sanyo Special Steel Co. Ltd.	43,000	259,457

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Sumitomo Metal Industries Ltd.	136,000	334,702
Sumitomo Metal Mining Co. Ltd.	113,000	1,972,177
Sumitomo Pipe & Tube Co. Ltd.	39,600	283,701

		5,604,055

Paper and Forest Products 0.5%
Daiken Corp.	61,000	161,350
OJI Paper Co. Ltd.	166,000	803,201

		964,551

Total Materials		22,432,368

Telecommunication Services 5.2%
Diversified Telecommunication Services 2.2%
Nippon Telegraph and Telephone Corp.	90,300	4,131,247

Wireless Telecommunication Services 3.0%
KDDI Corp.	68	392,568
NTT DoCoMo, Inc.	2,577	4,499,545
Softbank Corp.	24,200	837,288

		5,729,401

Total Telecommunication Services		9,860,648

Utilities 0.8%
Electric Utilities 0.4%
Tokyo Electric Power Co., Inc.	32,400	791,264

Independent Power Producers and Energy Traders 0.4%
Electric Power Development Co. Ltd.	25,500	799,894

Total Utilities		1,591,158

Total Common Stocks (Cost $147,343,176)		187,302,130

Total Investments 99.1% (Cost $147,343,176)	187,302,130

Percentages are based on net assets of $188,907,866.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $187,302,130, or 99.1% of net assets.

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2010

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$187,302,130	$—	$187,302,130

Total Investments	$—	$187,302,130	$—	$187,302,130

The security fair valued at September 30, 2010 under the procedures adopted by the Board of Directors and therefore classified as a Level 3 security was part of a corporate action in which this security was exchanged into another security held by the Fund that is not classified as a Level 3 security at December 31, 2010.

The following information is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of September 30, 2010	Accrued Premiums/ (Discounts)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Net Transfers In/(Out)	Balance as of December 31, 2010
Common Stocks	$71,336	$—	$—	$16,802	$—	$(88,138)	$—

Total Investments	$71,336	$—	$—	$16,802	$—	$(88,138)	$—

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of December 31, 2010

Common Stocks 88.2%

	Shares	Value ($)
Australia 14.7%
Commercial Services and Supplies 1.2%
Mineral Resources Ltd. ^	11,786	148,524

Metals and Mining 13.5%
BHP Billiton Ltd. ^	13,334	619,830
MacArthur Coal Ltd. ^	26,079	341,226
PanAust Ltd.* ^	253,862	230,100
Rio Tinto Ltd. ^	5,447	475,702

		1,666,858

Total Australia		1,815,382

China 10.7%
Automobiles 2.7%
Dongfeng Motor Group Co. Ltd. - H Shares ^	192,000	330,569

Health Care Equipment and Supplies 0.6%
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares ^	28,000	79,228

Insurance 1.6%
China Life Insurance Co. Ltd. - H Shares ^	49,000	199,502

Internet Software and Services 1.6%
Tencent Holdings Ltd. ^	9,200	202,337

Personal Products 2.5%
Hengan International Group Co. Ltd. ^	36,000	310,297

Real Estate Management and Development 1.7%
Shimao Property Holdings Ltd. ^	136,500	205,880

Total China		1,327,813

Hong Kong 7.8%
Commercial Banks 2.8%
BOC Hong Kong Holdings Ltd. ^	101,000	345,005

Hotels, Restaurants & Leisure 1.4%
SJM Holdings Ltd. ^	110,000	174,585

	Shares	Value ($)
Real Estate Investment Trusts (REITs) 2.1%
The Link ^	83,338	258,885

Real Estate Management and Development 1.5%
Sun Hung Kai Properties Ltd. ^	11,036	182,226

Total Hong Kong		960,701

India 9.0%
Construction and Engineering 2.9%
Larsen & Toubro Ltd, GDR	8,153	361,259

IT Services 3.3%
Infosys Technologies Ltd, ADR	5,400	410,832

Machinery 2.8%
Tata Motors Ltd, ADR	11,900	349,146

Total India		1,121,237

Indonesia 9.8%
Automobiles 2.2%
Astra International Tbk PT ^	45,000	272,187

Commercial Banks 1.1%
Bank Danamon Indonesia Tbk PT ^	216,000	136,581

Construction Materials 1.5%
Indocement Tunggal Prakarsa Tbk PT ^	104,000	183,961

Food Products 1.0%
BW Plantation Tbk PT ^	861,500	123,219

Oil, Gas and Consumable Fuels 2.3%
Adaro Energy Tbk PT ^	1,000,000	282,435

Real Estate Management and Development 0.8%
Summarecon Agung Tbk PT ^	798,500	96,525

Trading Companies and Distributors 0.9%
AKR Corporindo Tbk PT ^	609,500	116,942

Total Indonesia		1,211,850

Korea, Republic of 14.8%
Auto Components 3.4%
Hyundai Mobis ^	1,677	419,835

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Korea, Republic of (continued)
Chemicals 1.2%
LG Chem Ltd. ^	421	144,962

Construction and Engineering 2.6%
Samsung Engineering Co. Ltd. ^	1,935	326,956

Machinery 2.8%
Doosan Engine Co. Ltd.* ^	5,530	94,661
Hyundai Heavy Industries Co. Ltd. ^	647	252,320

		346,981

Metals and Mining 2.1%
POSCO ^	616	263,815

Semiconductors and Semiconductor Equipment 2.7%
Samsung Electronics Co. Ltd. ^	402	335,938

Total Korea, Republic of		1,838,487

Malaysia 2.0%
Airlines 2.0%
AirAsia BHD* ^	297,100	243,575

Total Malaysia		243,575

Philippines 6.9%
Airlines 1.3%
Cebu Air, Inc.*	63,330	163,927

Commercial Banks 2.2%
Metropolitan Bank & Trust ^	163,450	268,548

Industrial Conglomerates 2.3%
DMCI Holdings, Inc. ^	346,400	284,498

Real Estate Management and Development 1.1%
Ayala Land, Inc. ^	374,600	140,698

Total Philippines		857,671

Singapore 2.1%
Real Estate Investment Trusts (REITs) 2.1%
CapitaCommercial Trust ^	223,000	260,927

	Shares	Value ($)
Total Singapore		260,927

Taiwan 7.7%
Communications Equipment 1.2%
HTC Corp. ^	5,000	154,245

Electronic Equipment and Instruments 3.7%
HON HAI Precision Industry Co. Ltd. ^	69,480	279,572
Tripod Technology Corp. ^	43,000	175,256

		454,828

Leisure Equipment and Products 1.4%
Giant Manufacturing Co. Ltd. ^	42,718	174,319

Semiconductors and Semiconductor Equipment 1.4%
Radiant Opto-Electronics Corp. ^	87,070	173,140

Total Taiwan		956,532

Thailand 2.7%
Food and Staples Retailing 1.1%
CP ALL PCL	103,600	134,891

Real Estate Management and Development 1.6%
Asian Property Development PCL, NVDR	1,063,900	204,698

Total Thailand		339,589

Total Common Stocks (Cost $8,867,122)		10,933,764

Preferred Stocks 0.7%

Korea, Republic of 0.7%
Semiconductors and Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd., GDR, 144A ^	274	78,639

Total Korea, Republic of		78,639

Total Preferred Stocks (Cost $28,222)		78,639

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of December 31, 2010

	Shares	Value ($)
Participatory Notes 6.4%

India 6.4%
Automobiles 1.4%
Bajaj Auto Ltd., European Style call warrants, expiring 06/30/11, 144A (a)	5,169	178,137

Commercial Banks 1.4%
HDFC Bank Ltd., American Style call warrants, expiring 05/26/15, 144A (b)	3,353	175,983

Construction and Engineering 0.3%
Sadbhav Engineering Ltd., European Style call warrants, expiring 06/30/11, 144A (a)	14,570	38,384

Electric Utilities 2.5%
ITC Ltd., American Style call warrants, expiring 08/25/14, 144A (c)	78,377	304,338

Metals and Mining 0.1%
Sterlite Industries India Ltd., American Style call warrants, expiring 09/08/14, 144A (c)	3,900	16,185

Real Estate Management and Development 0.7%
Unitech Ltd., American Style call warrants, expiring 04/21/14, 144A (d)	54,794	81,150

Total India		794,177

Total Participatory Notes (Cost $718,329)		794,177

Rights 0.1%

Philippines 0.1%
Metropolitan Bank & Trust, expires 01/14/2011 at 50 PHP* ^	17,102	8,588

Total Philippines		8,588

Total Rights (Cost $—)		8,588

	Shares	Value ($)
Short-Term Investment 5.0%

United States 5.0%
State Street US Dollar Time Deposit, 0.01% due 1/03/2011 (Cost $622,105)	622,105	622,105

Total Short-Term Investment		622,105

Total Investments 100.4% (Cost $10,235,778)		12,437,273

Percentages are based on net assets of $12,392,050.

(a)	European Style call warrants issued by Royal Bank of Scotland NV.
(b)	American Style call warrants issued by Merrill Lynch International & Co.
(c)	American Style call warrants issued by JPMorgan International.
(d)	American Style call warrants issued by Morgan Stanley Asia Products.
*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $9,396,238, or 75.8% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $872,816 or 7.0% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

PHP — Philippine Peso.

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of December 31, 2010

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,624,753	$9,309,011	$—	$10,933,764
Preferred Stocks	—	78,639	—	78,639
Participatory Notes	—	794,177	—	794,177
Rights	—	8,588	—	8,588
Short-Term Investment	—	622,105	—	622,105

Total Investments	$1,624,753	$10,812,520	$—	$12,437,273

Schedule of Investments (Unaudited) - India Fund

as of December 31, 2010

Common Stocks 94.2% ^

	Shares	Value ($)
Consumer Discretionary 10.6%
Automobiles 6.2%
Bajaj Auto Ltd.	14,000	479,977
TVS Motor Co. Ltd.	150,000	236,942

		716,919

Media 4.4%
DB Corp. Ltd.	30,000	175,759
Zee Entertainment Enterprises Ltd.	100,000	328,669

		504,428

Total Consumer Discretionary		1,221,347

Consumer Staples 6.9%
Food Products 2.3%
McLeod Russel India Ltd.	55,000	264,456

Tobacco 4.6%
ITC Ltd.	135,000	528,300

Total Consumer Staples		792,756

Energy 8.7%
Oil, Gas and Consumable Fuels 8.7%
Reliance Industries Ltd.	42,200	998,392

Total Energy		998,392

Financials 21.7%
Commercial Banks 14.0%
HDFC Bank Ltd.	17,100	896,348
ICICI Bank Ltd.	20,800	529,241
Oriental Bank of Commerce	20,000	181,160

		1,606,749

Diversified Financial Services 2.1%
Infrastructure Development Finance Co. Ltd.	59,908	245,931

Real Estate Management and Development 5.6%
Indiabulls Real Estate Ltd.*	50,000	154,273
Nitesh Estates Ltd.*	123,334	89,071

	Shares	Value ($)
Unitech Ltd.	270,000	397,474

		640,818

Total Financials		2,493,498

Health Care 2.9%
Pharmaceuticals 2.9%
Dr. Reddys Laboratories Ltd.	8,800	327,110

Total Health Care		327,110

Industrials 16.0%
Construction and Engineering 6.1%
Larsen & Toubro Ltd.	11,500	508,594
Sadbhav Engineering Ltd.	73,620	195,906

		704,500

Electrical Equipment 2.3%
Bharat Heavy Electricals Ltd.	5,000	260,900

Machinery 7.6%
Tata Motors Ltd.	26,500	772,743
Tata Motors Ltd. - A Shares	6,000	105,557

		878,300

Total Industrials		1,843,700

Information Technology 23.4%
IT Services 23.4%
Infosys Technologies Ltd.	20,700	1,588,702
Tata Consultancy Services Ltd.	42,600	1,104,794

Total Information Technology		2,693,496

Materials 4.0%
Chemicals 1.8%
Godrej Industries Ltd.	50,000	213,452

Metals and Mining 2.2%
Sterlite Industries India Ltd.	60,000	249,454

Schedule of Investments (Unaudited) - India Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Total Materials		462,906

Total Common Stocks (Cost $8,525,361)		10,833,205

Warrants 0.2%
Industrials 0.2%
Sadbhav Engineering Ltd., American Style call warrants, expiring 03/15/12, strike price 42.50 INR (a)	10,860	23,304

Total Warrants (Cost $—)		23,304

Short-Term Investment 3.9%
State Street US Dollar Time Deposit, 0.01% due 1/03/2011 (Cost $446,316)	446,316	446,316

Total Short-Term Investment		446,316

Total Investments 98.3% (Cost $8,971,677)		11,302,825

Percentages are based on net assets of $11,493,060.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $10,833,205 or 94.2% of net assets.
(a)	American Style call warrants issued by Sadbhav Engineering Ltd.

INR — Indian Rupee.

Schedule of Investments (Unaudited) – India Fund

as of December 31, 2010

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$10,833,205	$—	$10,833,205
Warrants	23,304	—	—	23,304
Short-Term Investment	—	446,316	—	446,316

Total Investments	$23,304	$11,279,521	$—	$11,302,825

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2010

Common Stocks 99.6% ^

	Shares	Value ($)
China 44.7%
Airlines 0.6%
Air China Ltd. - H Shares*	26,000	28,956
China Southern Airlines Co. Ltd. - H Shares*	42,000	25,697

		54,653

Automobiles 2.5%
Dongfeng Motor Group Co. Ltd. - H Shares	88,000	151,511
Great Wall Motor Co. Ltd. - H Shares	26,000	80,995

		232,506

Chemicals 1.8%
China BlueChemical Ltd. - H Shares	26,000	18,771
Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	118,000	61,079
Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares*	160,000	81,321

		161,171

Commercial Banks 8.9%
Agricultural Bank of China Ltd. - H Shares*	158,000	78,966
Bank of China Ltd. - H Shares	250,800	132,404
China Construction Bank Corp. - H Shares	368,790	331,591
Industrial & Commercial Bank of China Ltd. - H Shares	358,000	265,362

		808,323

Communications Equipment 0.1%
O-Net Communications Group Ltd.*	17,000	11,937

	Shares	Value ($)
Construction and Engineering 0.3%
China Communications Construction Co. Ltd. - H Shares	29,000	25,324

Construction Materials 2.3%
China National Building Material Co. Ltd. - H Shares	26,000	59,508
China Resources Cement Holdings Ltd.*	194,000	148,037

		207,545

Diversified Telecommunication Services 0.5%
China Communication Services Corp. Ltd. - H Shares	72,000	42,823

Electronic Equipment, Instruments & Components 0.9%
Kingboard Chemical Holdings Ltd.	13,500	80,731

Energy Equipment and Services 1.4%
China Oilfield Services Ltd. - H Shares	58,000	124,688

Independent Power Producers and Energy Traders 0.7%
China Resources Power Holdings Co. Ltd.	36,000	65,293

Industrial Conglomerates 0.7%
Citic Pacific Ltd.	14,000	36,041
Shanghai Industrial Holdings Ltd.	6,000	25,808

		61,849

Insurance 0.8%
China Life Insurance Co. Ltd. - H Shares	19,000	77,358

Internet Software and Services 1.1%
Tencent Holdings Ltd.	4,500	98,969

Machinery 2.2%
China National Materials Co. Ltd. - H Shares	29,000	23,355
Haitian International Holdings Ltd.	25,000	26,080

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
China (continued)
Sinotruk Hong Kong Ltd.	25,000	25,531
Weichai Power Co. Ltd. - H Shares	20,000	123,145

		198,111

Marine 0.3%
China Shipping Development Co. Ltd. - H Shares	18,000	23,979

Metals and Mining 1.9%
Jiangxi Copper Co. Ltd. - H Shares	45,000	147,715
Real Gold Mining Ltd.*	14,000	24,302

		172,017

Oil, Gas and Consumable Fuels 8.3%
China Coal Energy Co. Ltd. - H Shares	62,000	96,800
China Petroleum & Chemical Corp. - H Shares	138,000	131,976
CNOOC Ltd.	152,000	363,627
PetroChina Co. Ltd. - H Shares	100,000	130,857
Yanzhou Coal Mining Co. Ltd. - H Shares	12,000	36,590

		759,850

Personal Products 0.5%
Hengan International Group Co. Ltd.	5,500	47,406

Real Estate Management and Development 2.4%
China Vanke Co. Ltd. - B Shares	36,300	44,835
KWG Property Holding Ltd.	32,500	25,050
Shimao Property Holdings Ltd.	65,000	98,038
Soho China Ltd.	71,500	52,735

		220,658

	Shares	Value ($)
Semiconductors and Semiconductor Equipment 0.6%
GCL Poly Energy Holdings Ltd.	153,000	56,011

Textiles, Apparel and Luxury Goods 0.8%
Bosideng International Holdings Ltd.	114,000	45,452
Xtep International Holdings Ltd.	44,000	31,040

		76,492

Transportation Infrastructure 1.1%
Cosco Pacific Ltd.	28,000	48,761
Jiangsu Expressway Co. Ltd. - H Shares	46,000	52,733

		101,494
Wireless Telecommunication Services 4.0%
China Mobile Ltd.	37,000	367,512

Total China		4,076,700

Hong Kong 23.2%
Airlines 0.9%
Cathay Pacific Airways Ltd.	31,000	85,419

Auto Components 0.9%
Xinyi Glass Holdings Ltd.	102,000	83,671

Commercial Banks 3.0%
Bank of East Asia Ltd.	19,276	81,569
BOC Hong Kong Holdings Ltd.	57,500	196,414

		277,983

Construction and Engineering 0.3%
China State Construction International Holdings Ltd.	32,000	30,250

Distributors 0.3%
Dah Chong Hong Holdings Ltd.	23,000	24,405

Diversified Financial Services 0.3%
First Pacific Co. Ltd.	28,000	25,212

Electric Utilities 2.0%
CLP Holdings Ltd.	22,000	179,069

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Electrical Equipment 0.3%
Johnson Electric Holdings Ltd.	37,000	26,743

Hotels, Restaurants & Leisure 1.0%
SJM Holdings Ltd.	55,000	87,292

Household Durables 0.3%
Techtronic Industries Co. Ltd.	20,500	26,735

Industrial Conglomerates 1.4%
Hutchison Whampoa Ltd.	12,000	123,774

Marine 0.6%
Orient Overseas International Ltd.	6,000	58,147

Pharmaceuticals 0.6%
United Laboratories International Holdings Ltd.	26,000	53,370

Real Estate Investment Trusts (REITs) 0.7%
The Link	20,000	62,129

Real Estate Management and Development 10.2%
Cheung Kong Holdings Ltd.	18,000	276,816
Hongkong Land Holdings Ltd.	15,000	108,821
Kerry Properties Ltd.	13,000	67,284
Sun Hung Kai Properties Ltd.	5,079	83,864
Swire Pacific Ltd. - A Shares	12,000	196,938
Wheelock & Co. Ltd.	49,000	197,654

		931,377

Textiles, Apparel and Luxury Goods 0.4%
Yue Yuen Industrial Holdings Ltd.	10,000	35,850

Total Hong Kong		2,111,426

Taiwan 31.7%
Airlines 1.9%
EVA Airways Corp.*	140,000	176,522

Capital Markets 2.7%
Polaris Securities Co. Ltd.	114,000	74,257

	Shares	Value ($)
Yuanta Financial Holding Co. Ltd.	229,000	171,144

		245,401

Chemicals 4.0%
Formosa Plastics Corp.	68,990	230,677
Taiwan Fertilizer Co. Ltd.	35,000	130,604

		361,281

Communications Equipment 4.8%
HTC Corp.	14,315	441,604

Computers and Peripherals 1.2%
Chicony Electronics Co. Ltd.	36,823	82,052
Quanta Computer, Inc.	14,290	29,913

		111,965

Construction Materials 1.3%
Taiwan Cement Corp.	104,234	117,230

Diversified Telecommunication Services 1.0%
Chunghwa Telecom Co. Ltd.	37,000	94,017

Electronic Equipment and Instruments 1.1%
Tripod Technology Corp.	25,000	101,893

Electronic Equipment, Instruments & Components 1.1%
WPG Holdings Co. Ltd.	50,217	96,920

Hotels, Restaurants & Leisure 1.2%
Formosa International Hotels Corp.	6,050	107,096

Leisure Equipment and Products 1.7%
Giant Manufacturing Co. Ltd.	37,520	153,108

Semiconductors and Semiconductor Equipment 9.7%
CHIPBOND Technology Corp.*	58,000	101,208
MediaTek, Inc.	5,029	71,760
Motech Industries, Inc.	26,139	96,176
Radiant Opto-Electronics Corp.	103,957	206,720
RichTek Technology Corp.	8,400	69,971

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	137,629	335,015

		880,850

Total Taiwan		2,887,887

Total Common Stocks (Cost $6,507,606)		9,076,013

Total Investments 99.6% (Cost $6,507,606)		9,076,013

Percentages are based on net assets of $9,115,026.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $9,076,013, or 99.6% of net assets.

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2010

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$9,076,013	$—	$9,076,013

Total Investments	$—	$9,076,013	$—	$9,076,013

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2010

Common Stocks 98.3%

	Shares	Value ($)
Australia 5.9%
Beverages 0.6%
Coca-Cola Amatil Ltd. ^	3,581	39,758

Commercial Banks 0.5%
Westpac Banking Corp. ^	1,722	39,091

Food and Staples Retailing 0.4%
Metcash Ltd. ^	7,440	31,219

Health Care Equipment and Supplies 0.6%
Cochlear Ltd. ^	506	41,542

Metals and Mining 2.1%
BHP Billiton Ltd. ^	3,250	151,076

Real Estate Investment Trusts (REITs) 1.2%
Westfield Group ^	5,266	51,577
Westfield Retail Trust* ^	13,689	35,983

		87,560

Textiles, Apparel and Luxury Goods 0.5%
Billabong International Ltd. ^	4,465	37,199

Total Australia		427,445

Brazil 0.5%
Metals and Mining 0.5%
Vale S.A., ADR	1,100	38,027

Total Brazil		38,027

Canada 1.1%
Commercial Banks 1.1%
Bank of Nova Scotia	1,396	80,168

Total Canada		80,168

China 0.9%
Wireless Telecommunication Services 0.9%
China Mobile Ltd. ^	6,500	64,563

Total China		64,563

France 6.1%
Diversified Telecommunication Services 0.5%
France Telecom S.A. ^	1,794	37,453

	Shares	Value ($)
Food and Staples Retailing 0.8%
Casino Guichard-Perrachon S.A. ^	578	56,377

Insurance 0.8%
SCOR SE ^	2,245	57,040

Machinery 0.8%
Vallourec S.A. ^	536	56,317

Oil, Gas and Consumable Fuels 1.4%
Total S.A. ^	1,911	101,480

Pharmaceuticals 1.8%
Sanofi-Aventis S.A. ^	2,033	130,548

Total France		439,215

Germany 1.8%
Chemicals 0.3%
BASF SE ^	258	20,582

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG ^	3,048	39,363

Electric Utilities 0.5%
E.ON AG ^	1,255	38,491

Multi-Utilities 0.5%
RWE AG ^	558	37,227

Total Germany		135,663

Greece 0.9%
Hotels, Restaurants & Leisure 0.9%
OPAP S.A. ^	3,593	62,169

Total Greece		62,169

Hong Kong 0.9%
Communications Equipment 0.5%
VTech Holdings Ltd. ^	3,500	41,282

Real Estate Investment Trusts (REITs) 0.4%
The Link ^	8,692	27,001

Total Hong Kong		68,283

Ireland 0.3%
Construction Materials 0.3%
CRH PLC ^	576	12,052

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Ireland (continued)
CRH PLC ^	435	9,021

Total Ireland		21,073

Italy 2.2%
Electric Utilities 1.6%
Enel SpA ^	11,811	58,999
Terna - Rete Elettrica Nazionale SpA ^	14,040	59,306

		118,305
Gas Utilities 0.6%
Snam Rete Gas SpA ^	8,366	41,602

Total Italy		159,907

Japan 9.2%
Auto Components 0.1%
Yokohama Rubber Co. Ltd. ^	2,000	10,335

Automobiles 0.6%
Toyota Motor Corp. ^	1,200	47,255

Chemicals 0.4%
Shin-Etsu Chemical Co. Ltd. ^	500	27,068

Commercial Banks 0.3%
Mitsubishi UFJ Financial Group, Inc. ^	4,400	23,774

Commercial Services and Supplies 0.3%
Secom Co. Ltd. ^	400	18,929

Diversified Consumer Services 0.1%
Benesse Holdings, Inc. ^	200	9,210

Electronic Equipment and Instruments 0.4%
Hoya Corp. ^	1,100	26,692

Food and Staples Retailing 0.3%
Lawson, Inc. ^	400	19,779

Metals and Mining 0.5%
Sumitomo Metal Mining Co. Ltd. ^	2,000	34,906

	Shares	Value ($)
Office Electronics 1.0%
Canon, Inc. ^	1,400	71,771

Oil, Gas and Consumable Fuels 0.3%
TonenGeneral Sekiyu K.K. ^	2,000	21,868

Personal Products 0.6%
Kao Corp. ^	1,500	40,396

Pharmaceuticals 1.1%
Santen Pharmaceutical Co. Ltd. ^	400	13,893
Takeda Pharmaceutical Co. Ltd. ^	1,400	68,855

		82,748

Real Estate Investment Trusts (REITs) 0.9%
Japan Real Estate Investment Corp. ^	3	31,110
Nippon Building Fund, Inc. ^	3	30,766

		61,876

Road and Rail 0.4%
East Japan Railway Co. ^	500	32,503

Software 0.9%
Oracle Corp. Japan ^	1,000	49,138
Trend Micro, Inc. ^	600	19,787

		68,925

Wireless Telecommunication Services 1.0%
NTT DoCoMo, Inc. ^	41	71,588

Total Japan		669,623

Mexico 0.7%
Household Products 0.7%
Kimberly-Clark de Mexico SAB de C.V.-A Shares	8,700	53,081

Total Mexico		53,081

Russia 0.5%
Oil, Gas and Consumable Fuels 0.5%
Gazprom OAO, ADR	1,408	35,819

Total Russia		35,819

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Singapore 1.4%
Industrial Conglomerates 0.6%
Keppel Corp. Ltd. ^	5,000	44,094

Real Estate Investment Trusts (REITs) 0.3%
CapitaMall Trust ^	16,000	24,308

Wireless Telecommunication Services 0.5%
StarHub Ltd. ^	18,000	36,879

Total Singapore		105,281

Spain 2.3%
Commercial Banks 1.5%
Banco Santander S.A. ^	10,585	112,469

Diversified Telecommunication Services 0.8%
Telefonica S.A. ^	2,460	55,869

Total Spain		168,338

Sweden 0.7%
Machinery 0.2%
Atlas Copco AB - B Shares ^	788	17,811

Specialty Retail 0.5%
Hennes & Mauritz AB - B Shares ^	1,015	33,819

Total Sweden		51,630

Switzerland 3.8%
Insurance 1.0%
Zurich Financial Services AG ^	290	75,111

Pharmaceuticals 2.8%
Novartis AG ^	1,496	88,031
Roche Holding AG ^	796	116,688

		204,719

Total Switzerland		279,830

Taiwan 1.3%
Metals and Mining 0.5%
China Steel Corp. ^	35,867	41,163

	Shares	Value ($)
Semiconductors and Semiconductor Equipment 0.8%
MediaTek, Inc. ^	1,001	14,284
Taiwan Semiconductor Manufacturing Co. Ltd. ^	17,079	41,573

		55,857

Total Taiwan		97,020

United Kingdom 14.8%
Beverages 0.9%
Diageo PLC ^	3,630	67,234

Commercial Banks 1.9%
HSBC Holdings PLC ^	13,788	140,502

Consumer Finance 0.2%
Provident Financial PLC ^	1,300	17,727

Insurance 0.8%
Aviva PLC ^	3,462	21,298
Standard Life PLC ^	11,410	38,466

		59,764

Media 0.5%
Pearson PLC ^	2,215	34,993

Oil, Gas and Consumable Fuels 5.8%
BP PLC ^	27,904	204,456
Royal Dutch Shell PLC - B Shares ^	6,481	214,428

		418,884

Pharmaceuticals 2.0%
GlaxoSmithKline PLC ^	7,309	141,974

Tobacco 1.7%
British American Tobacco PLC ^	2,783	107,142
Imperial Tobacco Group PLC ^	540	16,565

		123,707

Wireless Telecommunication Services 1.0%
Vodafone Group PLC ^	27,469	71,521

Total United Kingdom		1,076,306

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
United States 43.0%
Aerospace and Defense 2.1%
General Dynamics Corp.	600	42,576
Lockheed Martin Corp.	500	34,955
Northrop Grumman Corp.	600	38,868
Raytheon Co.	800	37,072

		153,471

Air Freight and Logistics 0.8%
United Parcel Service, Inc. - Class B	800	58,064

Auto Components 0.5%
Johnson Controls, Inc.	900	34,380

Beverages 2.0%
Coca-Cola Co.	2,200	144,694

Chemicals 1.2%
E. I. du Pont de Nemours & Co.	1,800	89,784

Commercial Banks 1.9%
M&T Bank Corp.	400	34,820
U.S. Bancorp	1,800	48,546
Wells Fargo & Co.	1,700	52,683

		136,049

Commercial Services and Supplies 0.4%
Republic Services, Inc.	1,100	32,846

Distributors 0.5%
Genuine Parts Co.	700	35,938

Diversified Financial Services 1.0%
JPMorgan Chase & Co.	900	38,178
NYSE Euronext	1,100	32,978

		71,156

Diversified Telecommunication Services 2.9%
AT&T, Inc.	2,500	73,450
CenturyLink, Inc.	1,400	64,638
Verizon Communications, Inc.	2,100	75,138

		213,226

	Shares	Value ($)
Electric Utilities 2.5%
Duke Energy Corp.	3,400	60,554
Exelon Corp.	1,500	62,460
Southern Co.	1,600	61,168

		184,182

Electrical Equipment 0.9%
Emerson Electric Co.	1,200	68,604

Food and Staples Retailing 0.8%
Sysco Corp.	1,300	38,220
Wal-Mart Stores, Inc.	400	21,572

		59,792

Food Products 0.8%
HJ Heinz Co.	1,200	59,352

Health Care Equipment and Supplies 0.6%
Medtronic, Inc.	1,200	44,508

Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	900	69,084

Household Products 2.0%
Procter & Gamble Co.	2,300	147,959

Industrial Conglomerates 1.1%
General Electric Co.	4,300	78,647

Insurance 0.5%
Aflac, Inc.	600	33,858

IT Services 1.1%
Automatic Data Processing, Inc.	1,200	55,536
Paychex, Inc.	700	21,637

		77,173

Metals and Mining 0.8%
Nucor Corp.	1,300	56,966

Multi-Utilities 1.0%
Consolidated Edison, Inc.	700	34,699
Wisconsin Energy Corp.	600	35,316

		70,015

Oil, Gas and Consumable Fuels 3.7%
Chevron Corp.	1,400	127,750

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Exxon Mobil Corp.	1,900	138,928

		266,678

Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	2,200	58,256
Eli Lilly & Co.	1,700	59,568
Johnson & Johnson	1,200	74,220
Merck & Co., Inc.	4,500	162,180

		354,224

Real Estate Investment Trusts (REITs) 0.6%
Corporate Office Properties Trust	800	27,960
Washington Real Estate Investment Trust	400	12,396

		40,356

Road and Rail 0.4%
Ryder System, Inc.	600	31,584

Semiconductors and Semiconductor Equipment 1.9%
Intel Corp.	3,300	69,399
Microchip Technology, Inc.	1,500	51,315
Xilinx, Inc.	700	20,286

		141,000

Software 1.0%
Microsoft Corp.	2,500	69,800

Thrifts and Mortgage Finance 0.8%
Hudson City Bancorp, Inc.	1,800	22,932
New York Community Bancorp, Inc.	2,000	37,700

		60,632

Tobacco 3.4%
Altria Group, Inc.	5,600	137,872

	Shares	Value ($)
Philip Morris International, Inc.	1,900	111,207

		249,079

Total United States		3,133,101

Total Common Stocks (Cost $5,984,824)		7,166,542

Short-Term Investment 3.0%

United States 3.0%
State Street US Dollar Time Deposit, 0.01% due 1/03/2011 (Cost $215,957)	215,957	215,957

Total Short-Term Investment		215,957

Total Investments 101.3% (Cost $6,200,781)		7,382,499

Percentages are based on net assets of $7,285,731.
* Non income-producing security.
^ Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $3,826,346, or 52.5% of net assets.
ADR — American Depositary Receipt.

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of December 31, 2010

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,376,179	$3,790,363	$—	$7,166,542
Short-Term Investment	—	215,957	—	215,957

Total Investments	$3,376,179	$4,006,320	$—	$7,382,499

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of December 31, 2010

Common Stocks 82.5%

	Shares	Value ($)
Brazil 10.6%
Commercial Banks 2.5%
Banco do Brasil S.A. ^	12,900	244,230

Electric Utilities 1.0%
Light S.A. ^	6,600	101,071

Household Durables 2.9%
PDG Realty S.A. Empreendimentos e Participacoes ^	47,200	288,999

Personal Products 1.6%
Hypermarcas S.A.* ^	11,500	156,121

Textiles, Apparel and Luxury Goods 2.6%
Cia Hering ^	16,000	259,865

Total Brazil		1,050,286

China 13.7%
Commercial Banks 3.5%
Bank of China Ltd. - H Shares ^	364,700	192,534
Industrial & Commercial Bank of China Ltd. - H Shares ^	213,180	158,017

		350,551

Construction and Engineering 1.5%
China Railway Construction Corp. Ltd. - H Shares ^	123,500	148,521

Insurance 1.5%
China Taiping Insurance Holdings Co. Ltd.* ^	49,000	150,234

Internet Software and Services 1.7%
NetEase.com, Inc., ADR*	4,700	169,905

Oil, Gas and Consumable Fuels 3.8%
CNOOC Ltd. ^	155,000	370,804

Wireless Telecommunication Services 1.7%
China Mobile Ltd. ^	17,000	168,857

Total China		1,358,872

	Shares	Value ($)
Hong Kong 1.7%
Hotels, Restaurants & Leisure 1.7%
SJM Holdings Ltd. ^	107,000	169,824

Total Hong Kong		169,824

Indonesia 1.9%
Commercial Banks 1.9%
Bank Mandiri Tbk PT ^	254,500	183,447

Total Indonesia		183,447

Korea, Republic of 14.5%
Auto Components 1.9%
Hyundai Mobis ^	751	188,012

Commercial Banks 2.8%
Industrial Bank of Korea ^	17,000	280,631

Construction and Engineering 2.9%
Samsung Engineering Co. Ltd. ^	1,700	287,248

Diversified Telecommunication Services 0.9%
KT Corp. ^	2,120	86,924

Electronic Equipment and Instruments 0.9%
LG Display Co. Ltd. ^	2,380	83,671

Metals and Mining 0.9%
POSCO, ADR	800	86,152

Semiconductors and Semiconductor Equipment 4.2%
Samsung Electronics Co. Ltd., GDR, 144A	988	416,838

Total Korea, Republic of		1,429,476

Malaysia 4.2%
Commercial Banks 1.8%
CIMB Group Holdings Bhd ^	63,700	175,516

Wireless Telecommunication Services 2.4%
Axiata Group Bhd* ^	152,825	235,282

Total Malaysia		410,798

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Mexico 5.2%
Beverages 1.7%
Fomento Economico Mexicano, S.A.B. de C.V.	31,300	175,001

Household Durables 1.9%
Corp. GEO SAB de C.V. - Series B*	50,900	186,702

Wireless Telecommunication Services 1.6%
America Movil SAB de C.V. - Series L	54,300	155,646

Total Mexico		517,349

Peru 2.6%
Metals and Mining 2.6%
Cia de Minas Buenaventura S.A., ADR	5,200	254,592

Total Peru		254,592

Russia 8.5%
Metals and Mining 1.3%
MMC Norilsk Nickel, ADR	459	10,864
MMC Norilsk Nickel, ADR ^	4,825	114,296

		125,160

Oil, Gas and Consumable Fuels 4.2%
Gazprom OAO, ADR	6,146	156,354
Gazprom OAO, ADR ^	4,761	120,305
LUKOIL OAO, ADR	2,449	140,132

		416,791

Pharmaceuticals 1.5%
Pharmstandard - S Shares, GDR,144A* ^	5,400	153,900

Wireless Telecommunication Services 1.5%
VimpelCom Ltd., ADR	9,900	148,896

Total Russia		844,747

South Africa 5.5%
Metals and Mining 1.3%
Impala Platinum Holdings Ltd. ^	3,558	125,783

	Shares	Value ($)
Pharmaceuticals 2.5%
Aspen Pharmacare Holdings Ltd. ^	17,907	250,009

Wireless Telecommunication Services 1.7%
MTN Group Ltd. ^	8,387	171,113

Total South Africa		546,905

Taiwan 8.4%
Chemicals 3.6%
Formosa Plastics Corp. ^	60,000	200,618
Taiwan Fertilizer Co. Ltd. ^	43,000	160,456

		361,074
Commercial Banks 1.6%
Chinatrust Financial Holding Co. Ltd. ^	213,416	156,581

Electronic Equipment and Instruments 1.0%
HON HAI Precision Industry Co. Ltd. ^	23,956	96,394

Semiconductors and Semiconductor Equipment 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,632	221,105

Total Taiwan		835,154

Thailand 2.4%
Commercial Banks 1.1%
Kasikornbank PCL, NVDR ^	24,500	101,868

Oil, Gas and Consumable Fuels 1.3%
Thai Oil PCL ^	50,300	130,568

Total Thailand		232,436

Turkey 3.3%
Commercial Banks 3.3%
Turkiye Garanti Bankasi AS ^	34,830	176,731

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Turkey (continued)
Turkiye Is Bankasi - C Shares ^	43,247	154,305

Total Turkey		331,036

Total Common Stocks (Cost $5,315,291)		8,164,922

Preferred Stocks 10.5%

Brazil 10.5%
Commercial Banks 2.5%
Itau Unibanco Holding S.A., ADR ^	10,454	250,829

Independent Power Producers and Energy Traders 1.4%
AES Tiete S.A. ^	9,200	133,031

Metals and Mining 3.3%
Vale S.A. - A Shares ^	11,032	322,365

Oil, Gas and Consumable Fuels 3.3%
Petroleo Brasileiro S.A. ^	19,500	329,279

Total Brazil		1,035,504

Total Preferred Stocks (Cost $689,149)		1,035,504

Participatory Notes 5.3%

India 5.3%
Automobiles 1.4%
Maruti Suzuki India Ltd., American Style call warrants, expiring 08/11/2014, 144A (a)	4,440	141,107

Communications Equipment 1.8%
Axis Bank Ltd., American Style call warrants, expiring 06/25/2014, 144A (b)	5,761	173,944

	Shares	Value ($)
Diversified Financial Services 2.1%
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 01/24/2013, 144A (b)	40,155	163,979
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 03/18/2014, 144A (a)	11,759	47,931

		211,910

Total India		526,961

Total Participatory Notes (Cost $400,413)		526,961

Short-Term Investment 1.8%

United States 1.8%
State Street US Dollar Time Deposit, 0.01% due 1/03/2011 (Cost $173,081)	173,081	173,081

Total Short-Term Investment		173,081

Total Investments 100.1% (Cost $6,577,934)		9,900,468

Percentages are based on net assets of $9,891,008.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $7,078,239, or 71.6% of net assets.
(a)	American Style call warrants issued by Morgan Stanley Asia Products.
(b)	American Style call warrants issued by JPMorgan International.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from regisitration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $1,097,699 or 11.1% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of December 31, 2010

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited) – Global Emerging Markets Fund

as of December 31, 2010

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,252,755	$5,912,167	$—	$8,164,922
Preferred Stocks	—	1,035,504	—	1,035,504
Participatory Notes	—	526,961	—	526,961
Short-Term Investment	—	173,081	—	173,081

Total Investments	$2,252,755	$7,647,713	$—	$9,900,468

Schedule of Investments (Unaudited) - Global Alpha Equity Fund

as of December 31, 2010

Common Stocks 97.6%

	Shares	Value ($)
Australia 1.9%
Chemicals 1.9%
Incitec Pivot Ltd. ^	34,117	137,803

Total Australia		137,803

Brazil 2.7%
Household Durables 2.7%
PDG Realty S.A. Empreendimentos e Participacoes ^	31,800	194,707

Total Brazil		194,707

Canada 1.9%
Metals and Mining 1.9%
Goldcorp, Inc.	3,000	137,940

Total Canada		137,940

China 2.6%
Commercial Banks 2.6%
Bank of China Ltd. - H Shares ^	349,800	184,668

Total China		184,668

Denmark 1.3%
Beverages 1.3%
Carlsberg A/S - B Shares ^	921	92,170

Total Denmark		92,170

France 2.6%
Computers and Peripherals 2.6%
Gemalto NV ^	4,286	182,554

Total France		182,554

Germany 5.6%
Construction and Engineering 2.8%
Hochtief AG ^	2,364	200,945

	Shares	Value ($)
Semiconductors and Semiconductor Equipment 2.8%
Aixtron AG ^	5,348	197,486

Total Germany		398,431

Hong Kong 4.3%
Real Estate Management and Development 4.3%
Country Garden Holdings Co. ^	290,000	109,445
Sun Hung Kai Properties Ltd. ^	12,000	198,143

Total Hong Kong		307,588

Israel 2.1%
Pharmaceuticals 2.1%
Teva Pharmaceutical Industries Ltd., ADR	2,800	145,964

Total Israel		145,964

Italy 2.4%
Textiles, Apparel and Luxury Goods 2.4%
Bulgari SpA ^	15,497	167,575

Total Italy		167,575

Japan 1.5%
Automobiles 1.5%
Suzuki Motor Corp. ^	4,200	103,348

Total Japan		103,348

Norway 3.1%
Commercial Banks 3.1%
DnB NOR ASA ^	15,800	221,741

Total Norway		221,741

Singapore 3.1%
Food Products 3.1%
Golden Agri-Resources Ltd. ^	358,000	223,074

Total Singapore		223,074

Schedule of Investments (Unaudited) - Global Alpha Equity Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
South Africa 2.4%
Metals and Mining 2.4%
Gold Fields Ltd., ADR	9,400	170,422

Total South Africa		170,422

Switzerland 11.6%
Capital Markets 3.1%
Credit Suisse Group AG ^	5,345	215,662

Construction and Engineering 3.4%
Foster Wheeler AG*	7,015	242,158

Electrical Equipment 2.5%
ABB Ltd.* ^	8,018	179,069

Pharmaceuticals 2.6%
Roche Holding AG ^	1,262	185,000

Total Switzerland		821,889

United Kingdom 2.6%
Oil, Gas and Consumable Fuels 2.6%
Cairn Energy PLC* ^	28,134	184,490

Total United Kingdom		184,490

United States 45.9%
Aerospace and Defense 3.0%
Spirit AeroSystems Holdings, Inc. - Class A*	10,200	212,262

Chemicals 2.5%
Calgon Carbon Corp.*	11,800	178,416

Commercial Services and Supplies 2.7%
Republic Services, Inc.	6,491	193,821

Communications Equipment 2.6%
Cisco Systems, Inc.*	9,000	182,070

Computers and Peripherals 5.5%
Apple, Inc.*	605	195,149
Hewlett-Packard Co.	4,729	199,091

		394,240

Diversified Financial Services 3.0%
JPMorgan Chase & Co.	5,032	213,458

	Shares	Value ($)
Energy Equipment and Services 3.1%
Weatherford International Ltd.*	9,500	216,600

Insurance 2.6%
RenaissanceRe Holdings Ltd.	2,900	184,701

Internet Software and Services 2.9%
Google, Inc. - Class A*	347	206,108

Machinery 5.9%
AGCO Corp.*	4,694	237,798
Ingersoll-Rand PLC	3,900	183,651

		421,449

Metals and Mining 1.4%
Newmont Mining Corp.	1,635	100,438

Oil, Gas and Consumable Fuels 8.2%
Anadarko Petroleum Corp.	1,991	151,634
Apache Corp.	1,800	214,614
Concho Resources, Inc.*	1,200	105,204
ConocoPhillips	1,648	112,229

		583,681

Pharmaceuticals 2.5%
Abbott Laboratories	3,700	177,267

Total United States		3,264,511

Total Common Stocks (Cost $5,465,924)		6,938,875

Short-Term Investment 2.8%

United States 2.8%
State Street US Dollar Time Deposit, 0.01% due 1/03/2011 (Cost $197,903)	197,903	197,903

Total Short-Term Investment		197,903

Total Investments 100.4% (Cost $5,663,827)		7,136,778

Percentages are based on net assets of $7,110,744.

Schedule of Investments (Unaudited) - Global Alpha Equity Fund

as of December 31, 2010

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $2,977,880, or 41.9% of net assets.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited) – Global Alpha Equity Fund

as of December 31, 2010

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,960,995	$2,977,880	$—	$6,938,875
Short-Term Investment	—	197,903	—	197,903

Total Investments	$3,960,995	$3,175,783	$—	$7,136,778

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of December 31, 2010

Common Stocks 98.0%

	Shares	Value ($)
Australia 5.3%
Food and Staples Retailing 1.5%
Woolworths Ltd. ^	3,635	100,245

Metals and Mining 3.8%
Centamin Egypt Ltd.* ^	13,105	36,089
Rio Tinto Ltd. ^	2,605	227,502

		263,591

Total Australia		363,836

Belgium 2.8%
Beverages 1.6%
Anheuser-Busch InBev NV ^	1,965	112,264

Chemicals 1.2%
Umicore ^	1,565	81,539

Total Belgium		193,803

Canada 3.1%
Oil, Gas and Consumable Fuels 2.1%
Enbridge, Inc.	1,145	64,798
MEG Energy Corp.*	1,735	79,378

		144,176
Road and Rail 1.0%
Canadian National Railway Co.	1,025	68,399

Total Canada		212,575

Denmark 3.3%
Food Products 1.2%
Danisco A/S ^	870	79,502

Pharmaceuticals 2.1%
Novo Nordisk A/S - B Shares ^	1,300	146,321

Total Denmark		225,823

Finland 4.7%
Food and Staples Retailing 1.1%
Kesko Oyj - B Shares ^	1,610	75,191

	Shares	Value ($)
Insurance 1.1%
Sampo Oyj - A Shares ^	2,925	78,412

Machinery 1.3%
Kone Oyj - B Shares ^	1,685	93,615

Paper and Forest Products 1.2%
UPM-Kymmene Oyj ^	4,540	80,264

Total Finland		327,482

France 7.0%
Aerospace and Defense 1.4%
Safran S.A. ^	2,680	94,920

Auto Components 1.5%
Valeo S.A.* ^	1,780	101,110

Chemicals 1.3%
Air Liquide S.A. ^	1	126
Rhodia S.A. ^	2,645	87,713

		87,839
Personal Products 0.8%
L’Oreal S.A. ^	535	59,475

Textiles, Apparel and Luxury Goods 2.0%
LVMH Moet Hennessy Louis Vuitton S.A. ^	830	136,483

Total France		479,827

Germany 6.0%
Chemicals 2.6%
BASF SE ^	1,005	80,175
Linde AG ^	635	96,385

		176,560

Industrial Conglomerates 2.3%
Siemens AG ^	1,310	162,184

Semiconductors and Semiconductor Equipment 1.1%
Infineon Technologies AG* ^	7,870	73,168

Total Germany		411,912

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Hong Kong 3.8%
Distributors 0.8%
Dah Chong Hong Holdings Ltd. ^	53,000	56,237

Hotels, Restaurants & Leisure 0.6%
Wynn Macau Ltd. ^	20,000	44,651

Real Estate Management and Development 2.4%
Hongkong Land Holdings Ltd. ^	10,000	72,548
Swire Pacific Ltd. - A Shares ^	5,500	90,263

		162,811

Total Hong Kong		263,699

Israel 1.1%
Chemicals 1.1%
Israel Chemicals Ltd. ^	4,505	77,259

Total Israel		77,259

Italy 4.6%
Auto Components 1.0%
Pirelli & C. SpA ^	8,220	66,486

Automobiles 1.4%
Fiat SpA ^	4,750	97,806

Electric Utilities 0.9%
Terna - Rete Elettrica Nazionale SpA ^	14,035	59,285

Energy Equipment and Services 1.3%
Saipem SpA ^	1,830	90,162

Total Italy		313,739

Japan 17.2%
Auto Components 1.3%
Bridgestone Corp. ^	4,500	86,886

Automobiles 3.2%
Honda Motor Co. Ltd. ^	3,900	154,142
Isuzu Motors Ltd. ^	15,000	68,104

		222,246

	Shares	Value ($)
Chemicals 1.2%
Zeon Corp. ^	10,000	83,665

Electronic Equipment, Instruments & Components 1.2%
Hitachi Ltd. ^	16,000	85,370

Machinery 3.7%
FANUC Ltd. ^	800	122,725
Komatsu Ltd. ^	4,400	133,008

		255,733

Metals and Mining 0.8%
Daido Steel Co. Ltd. ^	9,000	52,832

Office Electronics 2.0%
Canon, Inc. ^	2,700	138,415

Real Estate Management and Development 1.0%
Daito Trust Construction Co. Ltd. ^	1,000	68,441

Specialty Retail 1.3%
Nitori Holdings Co. Ltd. ^	1,000	87,445

Wireless Telecommunication Services 1.5%
Softbank Corp. ^	3,000	103,796

Total Japan		1,184,829

Netherlands 1.0%
Food Products 1.0%
Nutreco NV ^	940	71,309

Total Netherlands		71,309

Singapore 2.1%
Industrial Conglomerates 1.0%
Fraser and Neave Ltd. ^	13,000	64,920

Machinery 1.1%
Cosco Corp. Singapore Ltd. ^	47,000	78,167

Total Singapore		143,087

Spain 2.3%
Construction and Engineering 0.9%
Obrascon Huarte Lain S.A. ^	2,200	66,714

Food Products 0.6%
Viscofan S.A. ^	1,055	40,041

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Spain (continued)
IT Services 0.8%
Amadeus IT Holding SA - A Shares* ^	2,520	53,158

Total Spain		159,913

Sweden 8.7%
Auto Components 0.7%
Autoliv, Inc.	634	50,048

Commercial Banks 1.0%
Swedbank AB - A Shares* ^	4,875	67,977

Diversified Telecommunication Services 1.2%
Tele2 AB - B Shares ^	3,980	83,153

Health Care Equipment and Supplies 1.3%
Elekta AB ^	2,375	91,399

Machinery 4.5%
Atlas Copco AB - A Shares ^	4,210	106,313
SKF AB - B Shares ^	3,565	102,692
Volvo AB - B Shares ^	5,520	98,382

		307,387

Total Sweden		599,964

Switzerland 8.0%
Capital Markets 0.7%
UBS AG* ^	3,055	50,139

Food Products 3.4%
Nestle S.A. ^	3,965	232,260

Pharmaceuticals 2.0%
Novartis AG ^	1,175	69,142
Roche Holding AG ^	450	65,967

		135,109

Textiles, Apparel and Luxury Goods 1.9%
Cie Financiere Richemont S.A. ^	2,255	132,664

Total Switzerland		550,172

	Shares	Value ($)
United Kingdom 17.0%
Capital Markets 1.1%
Schroders PLC ^	2,595	75,113

Commercial Banks 1.1%
Standard Chartered PLC ^	2,755	74,176

Food Products 0.7%
Unilever PLC ^	1,535	46,940

Media 1.1%
Virgin Media, Inc.	2,890	78,724

Metals and Mining 4.9%
BHP Billiton PLC ^	8,435	336,292

Multi-Utilities 1.3%
Centrica PLC ^	17,537	90,738

Oil, Gas and Consumable Fuels 0.8%
Premier Oil PLC* ^	1,825	55,511

Pharmaceuticals 1.0%
Shire PLC ^	2,920	70,303

Semiconductors and Semiconductor Equipment 1.0%
ARM Holdings PLC ^	10,100	68,762

Specialty Retail 0.3%
Dixons Retail PLC* ^	48,970	17,519

Textiles, Apparel and Luxury Goods 1.6%
Burberry Group PLC ^	6,395	112,156

Tobacco 2.1%
British American Tobacco PLC ^	3,795	146,103

Total United Kingdom		1,172,337

United States 1.1%
Total Common Stocks (Cost $5,214,004)		6,751,566

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of December 31, 2010

	Shares	Value ($)
Preferred Stocks 1.1%

Germany 1.1%
Media 1.1%
ProSiebenSat.1 Media AG ^	2,460	74,025

Total Germany		74,025

Total Preferred Stocks (Cost $58,478)		74,025

Total Investments 99.1% (Cost $5,272,482)		6,825,591

Percentages are based on net assets of $6,890,410.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $6,484,244, or 94.1% of net assets.

Schedule of Investments (Unaudited) – International Growth Equity Fund

as of December 31, 2010

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$341,347	$6,410,219	$—	$6,751,566
Preferred Stocks	—	74,025	—	74,025

Total Investments	$341,347	$6,484,244	$—	$6,825,591

Schedule of Investments (Unaudited) - International Equity Fund

as of December 31, 2010

Common Stocks 58.8% ^

	Shares	Value ($)
Finland 1.2%
Communications Equipment 1.2%
Nokia Oyj	8,500	87,982

Total Finland		87,982

France 9.4%
Automobiles 1.8%
Renault S.A.*	2,300	133,927

Commercial Banks 1.0%
Societe Generale	1,400	75,390

Construction and Engineering 2.2%
Bouygues S.A.	3,700	159,775

Electrical Equipment 0.6%
Alstom S.A.	900	43,078

Insurance 1.2%
AXA S.A.	5,000	83,438

Media 2.6%
Lagardere S.C.A.	2,300	94,782
Vivendi	3,600	97,345

		192,127

Total France		687,735

Germany 7.9%
Automobiles 1.5%
Daimler AG*	1,600	108,425

Capital Markets 0.4%
Deutsche Bank AG	600	31,345

Diversified Financial Services 1.2%
Deutsche Boerse AG	1,300	89,978

Electric Utilities 1.8%
E.ON AG	4,150	127,282

Health Care Equipment and Supplies 1.0%
Fresenius SE	850	71,321

Industrial Conglomerates 2.0%
Siemens AG	1,200	148,566

Total Germany		576,917

	Shares	Value ($)
Italy 2.9%
Aerospace and Defense 0.4%
Finmeccanica SpA	2,700	30,700

Commercial Banks 0.7%
Intesa Sanpaolo SpA	19,000	51,526

Oil, Gas and Consumable Fuels 1.8%
ENI SpA	5,900	128,921

Total Italy		211,147

Luxembourg 2.0%
Metals and Mining 2.0%
ArcelorMittal	3,800	144,576

Total Luxembourg		144,576

Netherlands 4.4%
Aerospace and Defense 1.2%
European Aeronautic Defence and Space Co. NV*	3,800	88,641

Diversified Financial Services 1.6%
ING Groep NV*	11,800	115,152

Semiconductors and Semiconductor Equipment 1.6%
STMicroelectronics NV	11,300	117,122

Total Netherlands		320,915

Norway 1.3%
Oil, Gas and Consumable Fuels 1.3%
StatoilHydro ASA	4,100	97,451

Total Norway		97,451

Spain 2.0%
Commercial Banks 1.5%
Banco Santander S.A.	10,605	112,681

IT Services 0.5%
Indra Sistemas S.A.	2,100	35,894

Total Spain		148,575

Schedule of Investments (Unaudited) - International Equity Fund

as of December 31, 2010

Common Stocks (continued)

	Shares	Value ($)
Sweden 1.2%
Household Durables 1.2%
Husqvarna AB - B Shares	11,000	91,801

Total Sweden		91,801

Switzerland 9.3%
Capital Markets 1.6%
Julius Baer Group Ltd.	800	37,468
UBS AG*	4,600	75,497

		112,965

Food Products 2.8%
Nestle S.A.	3,550	207,950

Pharmaceuticals 4.9%
Novartis AG	2,950	173,591
Roche Holding AG	1,250	183,241

		356,832

Total Switzerland		677,747

United Kingdom 17.2%
Beverages 0.7%
Diageo PLC	2,900	53,713

Commercial Banks 2.0%
Barclays PLC	19,000	78,167
Lloyds Banking Group PLC*	66,800	68,505

		146,672

Electric Utilities 0.6%
Scottish & Southern Energy PLC	2,400	45,859

Food and Staples Retailing 1.3%
Tesco PLC	14,800	98,137

Insurance 1.0%
RSA Insurance Group PLC	36,500	71,302

Media 1.6%
Reed Elsevier PLC	13,600	114,885

Metals and Mining 4.2%
Anglo American PLC	2,900	151,119
BHP Billiton PLC	2,000	79,737

	Shares	Value ($)
Rio Tinto PLC	671	47,059
Xstrata PLC	1,300	30,604

		308,519

Oil, Gas and Consumable Fuels 1.8%
Royal Dutch Shell PLC - A Shares	3,850	128,511

Pharmaceuticals 0.4%
AstraZeneca PLC	600	27,464

Road and Rail 0.9%
National Express Group PLC*	16,300	63,854

Tobacco 1.6%
British American Tobacco PLC	3,100	119,346

Wireless Telecommunication Services 1.1%
Vodafone Group PLC	31,500	82,017

Total United Kingdom		1,260,279

Total Common Stocks (Cost $3,674,846)		4,305,125

Mutual Funds 40.1%

United States 40.1%
Asia Pacific ex Japan Fund- Institutional Shares (a)	51,267	773,112
The Japan Fund- Institutional Shares (a)	209,582	2,158,689

Total United States		2,931,801

Total Mutual Funds (Cost $2,447,316)		2,931,801

Total Investments 98.9% (Cost $6,122,162)		7,236,926

Percentages are based on net assets of $7,320,406.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $4,305,125, or 58.8% of net assets.
(a)	Affiliated issuer.

Schedule of Investments (Unaudited) – International Equity Fund

as of December 31, 2010

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$4,305,125	$—	$4,305,125
Mutual Funds	2,931,801	—	—	2,931,801

Total Investments	$2,931,801	$4,305,125	$—	$7,236,926

Notes to Schedule of Investments

A. Organization

Nomura Partners Funds, Inc. (formerly, The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following nine series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, Global Alpha Equity Fund, International Growth Equity Fund and International Equity Fund (individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act, except for India Fund and Greater China Fund which are non-diversified.

B. Summary of Significant Accounting Policies

The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedules of investments were issued, and have determined that there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

If available, debt securities are priced based upon valuations provided by independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued by an independent broker or pursuant to the Fair Value Procedures, as applicable.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate net asset values, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair value pricing policies.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Also, the sub-advisors believe that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Corporation’s Fair Value Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day to day responsibility for fair value determinations to the Corporation’s Fair Value Committee. Fair value determinations that affect a Fund’s NAV are subject to review, approval or ratification by the Board. Securities for which fair valuation has been applied at December 31, 2010 are annotated within the Schedules of Investments.

There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that Fair Value Procedures will prevent dilution of a Fund’s NAV by short term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06, “Fair Value Measurements and Disclosures” (“ASU 010-06”). ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on evaluations at the end of the reporting period. For the period ended December 31, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

Real Estate Investment Trusts. Each Fund is permitted to invest in real estate investment trusts (“REIT”s). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes, which function similar to American Depositary Receipts (“ADRs”) except that non-U.S.-based brokerages, rather than U.S. banks, are depositories for non-U.S.-based securities on behalf of foreign investors. Non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to foreign investors. Any dividends and capital gains collected from the underlying securities are remitted to the foreign investor. However, unlike ADRs, participatory notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based brokerage’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of December 31, 2010, there were no forward foreign currency contracts outstanding.

C. Affiliated Holdings

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A., Inc. (“NAM USA”) or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended December 31, 2010 were as follows:

Affiliated Fund Name	Balance of Shares Held 10/01/10	Gross Additions	Gross Reductions	Balance of Shares Held 12/31/10	Fair Value at 12/31/10	Dividend Income	Realized Capital Gain/Loss
International Equity Fund:
The Japan Fund	129,638	$771,207	$0	209,582	$2,158,689	$6,207	$0
Asia Pacific ex- Japan Fund	70,621	103,013	443,210	51,267	773,112	103,014	31,867

Total	200,259	$874,220	$443,210	260,849	$2,931,801	$109,221	$31,867

D. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at December 31, 2010 consists of:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Japan Fund	$147,343,176	$39,958,954	$40,741,817	$(782,863)
Asia Pacific ex Japan Fund	10,235,778	2,201,495	2,325,174	(123,679)
India Fund	8,971,677	2,331,148	2,481,988	(150,840)
Greater China Fund	6,507,606	2,568,407	2,646,989	(78,582)
Gobal Equity Income Fund	6,200,781	1,181,718	1,281,492	(99,774)
Global Emerging Markets Fund	6,577,934	3,322,534	3,402,736	(80,202)
Global Alpha Equity Fund	5,663,827	1,472,951	1,523,465	(50,514)
International Growth Equity Fund	5,272,482	1,553,109	1,583,858	(30,749)
International Equity Fund	6,122,162	1,114,764	1,187,049	(72,285)

E. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

Please refer to the prospectus for a complete description of risks associated with the Funds.

Item 2. Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/S/ RICHARD J. BERTHY
Richard J. Berthy
President and Principal Executive Officer

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ RICHARD J. BERTHY
Richard J. Berthy
President and Principal Executive Officer

Date: February 25, 2011

By (Signature and Title)*	/S/ TRUDANCE L.C. BAKKE
Trudance L.C. Bakke
Treasurer and
Principal Financial Officer

Date: February 25, 2011

*	Print the name and title of each signing officer under his or her signature.